Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Earnings Per Share
Potentially dilutive shares that were not included in the diluted per share calculations because they would be anti-dilutive were:

	December 31, 2020	December 31, 2019	December 31, 2018
	€	€	€
Series A preferred shares	5,242,850	5,242,850	5,242,850
Series B preferred shares	7,650,147	3,003,391	—
Series C preferred shares	5,826,279	—	—
Basic and diluted loss per share

	December 31, 2020	December 31, 2019	December 31, 2018
	€	€	€
Loss attributable to equity holders of the Company	(25,985,704)	(8,027,162)	(4,313,914)
Weighted average number of ordinary shares outstanding	4,850,000	4,850,000	4,850,000
Basic and diluted loss per share	(5.36)	(1.66)	(0.89)